PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)

Voya Small Company Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .1%
Communication Services : 2 .3%
452,395
(1)
Globalstar, Inc.
$ 565,494
0 .3
412,347
(1)
Vimeo, Inc.
2,206,056
1 .0
20,393
(1)
Yelp, Inc.
712,327
0 .3
80,130
(1)
ZipRecruiter, Inc.
- Class A
765,242
0 .4
72,019
(1)
ZoomInfo
Technologies, Inc.
712,268
0 .3
4,961,387
2 .3
Consumer Discretionary : 7 .7%
25,131  Acushnet Holdings
Corp.
1,683,526
0 .8
93,257
Arko Corp.
583,789
0 .3
18,006  Atmus Filtration
Technologies, Inc.
645,515
0 .3
78,720
(1)
Figs, Inc. - Class A
485,702
0 .2
33,740
Gentex Corp.
1,057,074
0 .5
278,603
(1)(2)
GrowGeneration Corp.
543,276
0 .3
37,566
H&R Block, Inc.
2,378,304
1 .1
32,093  International Game
Technology PLC
718,562
0 .3
31,688
Macy's, Inc.
493,382
0 .2
35,192  Red Rock Resorts, Inc.
- Class A
2,050,990
1 .0
38,693
(1)
Sonos, Inc.
473,215
0 .2
63,197
Steven Madden Ltd.
2,850,185
1 .3
41,284
(1)
Tri Pointe Homes, Inc.
1,834,661
0 .9
80,498
(1)
Udemy, Inc.
681,818
0 .3
16,479,999
7 .7
Consumer Staples : 2 .2%
50,095
(1)
BellRing Brands, Inc.
2,801,813
1 .3
95,072
(1)(2)
Beyond Meat, Inc.
578,038
0 .2
89,773
Dole PLC
1,446,243
0 .7
4,826,094
2 .2
Energy : 4 .7%
388,410
(1)
Clean Energy Fuels
Corp.
1,200,187
0 .6
147,119  Excelerate Energy, Inc.
- Class A
2,681,979
1 .2
37,850
(2)
HighPeak Energy, Inc.
608,628
0 .3
69,745
Murphy Oil Corp.
2,600,094
1 .2
117,522  Permian Resources
Corp.
1,673,513
0 .8
111,396
SFL Corp. Ltd.
1,321,157
0 .6
10,085,558
4 .7
Financials : 18 .6%
41,950
Arrow Financial Corp.
1,279,055
0 .6
40,980  Atlantic Union
Bankshares Corp.
1,626,086
0 .8
67,327
BCB Bancorp, Inc.
835,528
0 .4
43,874  Berkshire Hills
Bancorp, Inc.
1,208,290
0 .6
76,698  BGC Group, Inc.
- Class A
757,776
0 .3
101,187
(2)
Blackstone Mortgage
Trust, Inc. - Class A
1,867,912
0 .9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
52,091  ConnectOne Bancorp,
Inc.
$ 1,302,275
0 .6
49,435
CVB Financial Corp.
910,593
0 .4
89,142  Eastern Bankshares,
Inc.
1,512,740
0 .7
36,487  Farmers National Banc
Corp.
567,373
0 .3
162,015  First BanCorp/Puerto
Rico
3,463,881
1 .6
147,200
(1)
Genworth Financial,
Inc. - Class A
1,027,456
0 .5
38,556  Hancock Whitney
Corp.
2,071,614
1 .0
38,871
Hilltop Holdings, Inc.
1,276,912
0 .6
64,086  KKR Real Estate
Finance Trust, Inc.
764,546
0 .3
133,271
Ladder Capital Corp.
1,647,230
0 .8
74,138
(1)
LendingClub Corp.
900,777
0 .4
168,302
(1)
Marqeta, Inc. - Class A
897,050
0 .4
109,625
MFA Financial, Inc.
1,372,505
0 .6
31,676
NBT Bancorp, Inc.
1,550,857
0 .7
28,157
Origin Bancorp, Inc.
942,415
0 .4
66,716
(1)
Oscar Health, Inc.
- Class A
1,220,903
0 .6
81,587  Pacific Premier
Bancorp, Inc.
2,096,786
1 .0
50,979
(1)
Pagseguro Digital Ltd.
- Class A
564,337
0 .3
87,720
(1)
ProAssurance Corp.
1,175,448
0 .5
206,103
Redwood Trust, Inc.
1,560,200
0 .7
19,601
Renasant Corp.
686,035
0 .3
52,882  Simmons First National
Corp. - Class A
1,132,732
0 .5
14,899  United Bankshares,
Inc.
579,124
0 .3
42,734  United Community
Banks, Inc.
1,302,105
0 .6
76,559  Valley National
Bancorp
664,532
0 .3
58,566
WisdomTree, Inc.
593,859
0 .3
35,094
XP, Inc. - Class A
646,080
0 .3
40,005,012
18 .6
Health Care : 14 .6%
104,457
(1)
Alignment Healthcare,
Inc.
941,158
0 .4
148,600
(1)
Amicus Therapeutics,
Inc.
1,725,246
0 .8
62,735
(1)
Avanos Medical, Inc.
1,519,442
0 .7
342,808
(1)
BioCryst
Pharmaceuticals, Inc.
2,979,001
1 .4
24,741
Bio-Techne Corp.
1,830,587
0 .9
33,270
Bruker Corp.
2,235,411
1 .0
582,582
(1)
Cerus Corp.
1,316,635
0 .6
39,146  DENTSPLY SIRONA,
Inc.
990,002
0 .5
41,363
(1)
Elanco Animal Health,
Inc.
639,886
0 .3
67,331
(1)
Hims & Hers Health,
Inc.
991,786
0 .5

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Small Company Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,118
LeMaitre Vascular, Inc.
$ 552,394
0 .3
135,019
(1)
MannKind Corp.
845,219
0 .4
934,113
(1)(2)
OPKO Health, Inc.
1,569,310
0 .7
101,758
(1)
Option Care Health,
Inc.
3,258,291
1 .5
42,389
(1)
Orthofix Medical, Inc.
739,264
0 .3
30,862
Patterson Cos., Inc.
694,086
0 .3
21,198
(1)
Phreesia, Inc.
545,001
0 .3
79,843
QIAGEN N.V.
3,649,624
1 .7
21,353
(1)
Rhythm
Pharmaceuticals, Inc.
1,009,783
0 .5
68,460
(1)
Rigel Pharmaceuticals,
Inc.
920,102
0 .4
32,868
(1)
RxSight, Inc.
1,853,426
0 .9
53,091
(1)
Travere Therapeutics,
Inc.
502,772
0 .2
31,308,426
14 .6
Industrials : 14 .4%
5,701  Albany International
Corp. - Class A
536,806
0 .2
20,097  Allison Transmission
Holdings, Inc.
1,863,997
0 .9
16,920  Apogee Enterprises,
Inc.
1,129,918
0 .5
6,822  Armstrong World
Industries, Inc.
864,757
0 .4
27,542
(1)
Blue Bird Corp.
1,409,599
0 .7
20,029
Cadre Holdings, Inc.
726,051
0 .3
14,039
(1)
Core & Main, Inc.
- Class A
674,293
0 .3
170,011
(1)
CoreCivic, Inc.
2,342,752
1 .1
31,800
(1)
First Advantage Corp.
608,970
0 .3
86,106  FTAI Infrastructure,
Inc.
855,894
0 .4
172,739
(1)
GEO Group, Inc.
2,395,890
1 .1
11,870
Insperity, Inc.
1,115,661
0 .5
21,140
Kennametal, Inc.
546,892
0 .3
134,869
(1)
Legalzoom.com, Inc.
909,017
0 .4
120,069
(1)
Manitowoc Co., Inc.
1,211,496
0 .6
43,347
Marten Transport Ltd.
756,405
0 .4
84,895  Mueller Water
Products, Inc. - Class A
1,822,696
0 .8
130,443
(1)
NOW, Inc.
1,698,368
0 .8
20,825
nVent Electric PLC
1,415,267
0 .7
385,502
(1)
Planet Labs PBC
1,037,000
0 .5
46,156
(1)
Resideo Technologies,
Inc.
930,505
0 .4
62,305
REV Group, Inc.
1,983,791
0 .9
98,809
Shyft Group, Inc.
1,402,100
0 .7
45,094
(1)
Titan Machinery, Inc.
681,370
0 .3
52,332
Vestis Corp.
736,311
0 .3
43,971
Wabash National Corp.
855,676
0 .4
2,553  Watts Water
Technologies, Inc.
- Class A
502,175
0 .2
31,013,657
14 .4
Information Technology : 19 .5%
313,532
(1)
8x8, Inc.
589,440
0 .3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
81,638
A10 Networks, Inc.
$ 1,124,155
0 .5
47,051
(1)
ACI Worldwide, Inc.
2,369,488
1 .1
22,420
(1)
Alkami Technology,
Inc.
747,483
0 .4
6,422
(1)
Altair Engineering, Inc.
- Class A
580,292
0 .3
130,054
(1)
Box, Inc. - Class A
4,239,760
2 .0
111,480  Clear Secure, Inc.
- Class A
3,387,877
1 .6
43,784
(1)
Cohu, Inc.
1,178,227
0 .6
27,036  CSG Systems
International, Inc.
1,311,787
0 .6
16,882
CTS Corp.
831,438
0 .4
78,231
(1)
Dropbox, Inc. - Class A
1,966,727
0 .9
20,347
EVERTEC, Inc.
696,885
0 .3
58,748
(1)
ExlService Holdings,
Inc.
2,146,652
1 .0
61,085
(1)
Knowles Corp.
1,127,018
0 .5
4,349
Littelfuse, Inc.
1,183,798
0 .6
87,227
(1)
MaxLinear, Inc.
1,324,106
0 .6
16,065
(1)
Nutanix, Inc. - Class A
1,015,147
0 .5
33,302
(1)
Photronics, Inc.
861,190
0 .4
35,529
(1)
Rambus, Inc.
1,588,857
0 .7
307,263
(1)
Sabre Corp.
937,152
0 .4
19,683  Sapiens International
Corp. NV
716,264
0 .3
81,478
(1)
Sprinklr, Inc. - Class A
730,858
0 .3
34,344
(1)
Teradata Corp.
969,875
0 .5
3,323  Universal Display
Corp.
643,732
0 .3
17,430
(1)
Varonis Systems, Inc.
986,538
0 .5
336,452
(1)
Viavi Solutions, Inc.
2,896,852
1 .3
57,007
(1)
Weave
Communications, Inc.
643,039
0 .3
14,914
(1)
Workiva, Inc.
1,165,827
0 .5
166,630
(1)
Yext, Inc.
848,147
0 .4
74,609
(1)
Zeta Global Holdings
Corp. - Class A
1,970,424
0 .9
132,992
(1)
Zuora, Inc. - Class A
1,169,000
0 .5
41,948,035
19 .5
Materials : 2 .6%
3,140
Balchem Corp.
555,874
0 .2
60,841
(1)
Constellium SE
1,020,304
0 .5
89,575
Element Solutions, Inc.
2,395,235
1 .1
213,596
(1)
Rayonier Advanced
Materials, Inc.
1,704,496
0 .8
5,675,909
2 .6
Real Estate : 8 .1%
146,293
Acadia Realty Trust
3,293,055
1 .5
170,894
(1)
Apartment Investment
and Management Co.
- Class A
1,589,314
0 .8
105,252  Brandywine Realty
Trust
550,468
0 .3
131,334  DiamondRock
Hospitality Co.
1,154,426
0 .5
78,869  Empire State Realty
Trust, Inc. - Class A
850,997
0 .4

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Small Company Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
35,467  First Industrial Realty
Trust, Inc.
$ 2,012,043
0 .9
53,554
Gladstone Land Corp.
726,728
0 .3
220,488  Hudson Pacific
Properties, Inc.
1,135,513
0 .5
45,809
Kimco Realty Corp.
1,065,517
0 .5
54,112
(2)
Peakstone Realty Trust
721,854
0 .3
22,607  Plymouth Industrial
REIT, Inc.
541,212
0 .3
65,430  Retail Opportunity
Investments Corp.
1,000,425
0 .5
153,020  Summit Hotel
Properties, Inc.
1,039,006
0 .5
211,641
Uniti Group, Inc.
922,755
0 .4
22,501
Vornado Realty Trust
773,359
0 .4
17,376,672
8 .1
Utilities : 3 .4%
71,382
Avista Corp.
2,758,200
1 .3
12,120  California Water
Service Group
670,600
0 .3
12,898  Northwest Natural
Holding Co.
518,758
0 .2
71,631  Portland General
Electric Co.
3,446,167
1 .6
7,393,725
3 .4
Total Common Stock
(Cost $213,458,475)
211,074,474
98 .1
EXCHANGE-TRADED FUNDS : 1 .5%
14,670  iShares Russell 2000
ETF
3,228,574
1 .5
Total Exchange-Traded
Funds
(Cost $3,188,089)
3,228,574
1 .5
Total Long-Term
Investments
(Cost $216,646,564)
214,303,048
99 .6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2 .7%
Repurchase Agreements : 2 .3%
1,169,119
(3)
Bethesda Securities
LLC, Repurchase
Agreement dated
08/30/2024, 5.410%,
due 09/03/2024
(Repurchase
Amount $1,169,812,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
6.164%, Market Value
plus accrued interest
$1,192,501, due
10/01/27-01/01/57)
$ 1,169,119
0 .5
1,169,119
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
08/30/2024, 5.400%,
due 09/03/2024
(Repurchase
Amount $1,169,811,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.000%, Market Value
plus accrued interest
$1,192,501, due
03/15/25-02/01/57)
1,169,119
0 .6
1,169,119
(3)
CF Secured LLC,
Repurchase
Agreement dated
08/30/2024, 5.400%,
due 09/03/2024
(Repurchase
Amount $1,169,811,
collateralized
by various U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,192,501, due
12/14/29-09/01/54)
1,169,119
0 .6

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Small Company Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
276,640
(3)
MUFG Securities
Americas, Inc.,
Repurchase
Agreement dated
08/30/2024, 5.330%,
due 09/03/2024
(Repurchase
Amount $276,802,
collateralized
by various U.S.
Government Agency
Obligations, 2.500%-
6.500%, Market
Value plus accrued
interest $282,173, due
04/01/35-10/01/53)
$ 276,640
0 .1
1,157,310
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
08/30/2024, 5.420%,
due 09/03/2024
(Repurchase
Amount $1,157,997,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$1,179,210, due
10/15/25-02/15/53)
1,157,310
0 .5
Total Repurchase
Agreements
(Cost $4,941,307)
4,941,307
2 .3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .4%
866,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.190%
(Cost $866,000) $ 866,000 0 .4
Total Short-Term
Investments
(Cost $5,807,307)
5,807,307
2 .7
Total Investments in
Securities
(Cost $222,453,871) $ 220,110,355 102 .3
Liabilities in Excess
of Other Assets (4,892,897) (2.3)
Net Assets $ 215,217,458 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of August 31, 2024.

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Small Company Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 211,074,474 $ — $ — $ 211,074,474
Exchange-Traded Funds 3,228,574 — — 3,228,574
Short-Term Investments 866,000 4,941,307 — 5,807,307
Total Investments, at fair value $ 215,169,048 $ 4,941,307 $ — $ 220,110,355
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 17,801,961
Gross Unrealized Depreciation (20,145,477)
Net Unrealized Depreciation $ (2,343,516)